Average Annual Total Returns	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Ten Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A One Year	Prospectus #2 Eaton Vance Stock Fund Class A Five Years	Prospectus #2 Eaton Vance Stock Fund Class A Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Stock Fund Class C One Year	Prospectus #2 Eaton Vance Stock Fund Class C Five Years	Prospectus #2 Eaton Vance Stock Fund Class C Ten Years	Prospectus #2 Eaton Vance Stock Fund Class I One Year	Prospectus #2 Eaton Vance Stock Fund Class I Five Years	Prospectus #2 Eaton Vance Stock Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Inception Date	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I One Year	Prospectus #3 Parametric Commodity Strategy Fund Class I Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Inception Date
Total	(18.11%)	9.42%	12.56%	(24.31%)	7.30%	11.09%	(24.41%)	7.16%	10.88%	(14.29%)	5.98%	9.47%	(21.50%)	7.65%	11.02%	(19.92%)	8.72%	11.96%	(18.11%)	9.42%	12.56%	(24.42%)	7.14%	10.92%	(24.49%)	7.03%	10.75%	(14.38%)	5.85%	9.33%	(21.62%)	7.49%	10.85%	(20.01%)	8.57%	11.79%	(18.11%)	9.42%	12.56%	(21.16%)	7.77%	11.21%	(23.17%)	5.96%	9.07%	(10.46%)	6.23%	8.85%	(18.18%)	8.12%	11.14%	(16.62%)	9.21%	12.08%	16.09%	6.44%	(1.28%)	13.26%	9.32%	1.14%	Jan. 03, 2012	7.22%	6.62%	(0.59%)	7.79%	6.16%	(0.06%)	17.56%	10.29%	1.72%	May 25, 2011